Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of debt
Total debt consisted of the following at September 30, 2017 and December 31, 2016, respectively:

($ in thousands)	2017	2016
ABL Credit Facility	$25,000	$—
6.25% "Term loan" due September 2019	—	146,750
Revolving Credit Facility	—	13,500
Equipment financing	16,917	19,193
Total debt	41,917	179,443
Less deferred loan costs, net of amortization	—	3,116
Subtotal	41,917	176,327
Less current portion of long-term debt	7,441	16,920
Total long-term debt, net of deferred loan costs	$34,476	$159,407

Total debt consisted of the following notes at December 31, 2016 and 2015, respectively:

	2016	2015
6.25% Term loan due September 2019	$146,750,000	$195,250,000
Revolving credit facility	13,500,000	38,500,000
Equipment refinancing	19,192,838	24,488,140
Total debt	179,442,838	258,238,140
Less deferred loan costs, net of amortization	3,115,679	5,067,009
Subtotal	176,327,159	253,171,131
Less current portion of long‑term debt	16,920,074	16,295,302
Total long‑term debt, net of deferred loan costs	$159,407,085	$236,875,829

Annual maturities of debt	Scheduled remaining annual maturities of total debt are as follows at September 30, 2017:

($ in thousands)
2017	$1,778
2018	14,298
2019	805
2020	36
2021 and thereafter	25,000
Total	$41,917
Scheduled annual maturities of total debt are as follows at December 31, 2016:

2017	$16,920,074
2018	37,772,764
2019	124,750,000
Total	$179,442,838